Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related party transactions	Related party transactions
The immediate and ultimate parent company of the group is HSBC Holdings plc, which is incorporated in England and Wales.
Copies of the group financial statements may be obtained from the below address.
HSBC Holdings plc
8 Canada Square
London E14 5HQ
The group's related parties include the parent, fellow subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) of the bank and its ultimate parent company, HSBC Holdings plc, close family members of the KMP and entities which are controlled, jointly controlled or significantly influenced by the KMP or their close family members.
Particulars of transactions between the group and the related parties are tabulated below in accordance with IAS 24 'Related party disclosures'. The disclosure of the year-end balance and the highest amounts outstanding during the year are considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
The KMP of the bank are defined as those persons having authority and responsibility for planning, directing and controlling the activities of the bank and the group. They include the Directors of the bank, certain senior executives of the bank, directors of HSBC Holdings plc and certain senior executives of HSBC Holdings plc.
The emoluments of those KMP who are not Directors or senior executives of the bank are paid by other Group companies who make no recharge to the bank. Accordingly, no emoluments in respect of these KMP are included in the following disclosure.
The table below represents the compensation for KMP (directors and certain senior executives) of the bank in exchange for services rendered to the bank for the period they served during the year.

Compensation of Key Management Personnel
	2024	2023	2022
	£000	£000	£000
Short-term employee benefits[1]	12,764	13,003	13,487
Post-employment benefits	71	29	69
Other long-term employee benefits	1,229	1,081	1,152
Share-based payments	4,195	4,699	4,234
Year ended 31 Dec	18,259	18,812	18,942
1    Includes fees paid to non-executive Directors.

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2024		2023
	Balance at 31 Dec	Highest amounts outstanding during year[2]	Balance at 31 Dec	Highest amounts outstanding during year
	£m	£m	£m	£m
Key Management Personnel[1]
Advances and credits	—	—	—	—
Deposits	32	79	27	83
1    Includes close family members and entities which are controlled or jointly controlled by KMP of the bank or their close family members.
2    Exchange rate applied for non-GBP amounts is the average for the year.

The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
In addition to the requirements of IAS 24, particulars of advances (loans and quasi-loans), credits and guarantees entered into by the group with Directors of HSBC Bank plc are required to be disclosed pursuant to section 413 of the Companies Act 2006. Under the Companies Act, there is no requirement to disclose transactions with other KMP. During the course of 2024, there were no advances, credits and guarantees entered into by the group with Directors of HSBC Bank plc.
Other related parties
Transactions and balances during the year with KMP of the bank’s ultimate parent company
During the course of 2024, there were no transactions and balances between KMP of the bank’s ultimate parent company, who were not considered KMP of the bank, in respect of advances and credits, guarantees and deposits.
Transactions and balances during the year with associates and joint ventures
The group provides certain banking and financial services to associates and joint ventures, including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Notes 17 and 36.

Transactions and balances during the year with associates and joint ventures
	2024		2023
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m
Subordinated amounts due from associates	87	46	185	128
Amounts due to associates	77	36	105	96
Amounts due to joint ventures	4	4	5	5
Fair value of derivative assets with associates	14	14	4	4
Fair value of derivative liabilities with associates	25	20	10	10
Guarantees and commitments	144	180	104	43
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc
	2024				2023
	Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc		Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets	77	26	190	55	75	10	2,883	78
Derivatives	6,314	4,220	23,365	23,365	7,495	4,767	27,928	23,035
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5	1	26	—	5	5	26	26
Loans and advances to banks	—	—	6,384	3,723	—	—	5,633	4,434
Loans and advances to customers	15	—	565	444	211	—	571	408
Financial investments	194	79	—	—	194	194	—	—
Reverse repurchase agreements – non-trading	—	—	13,538	5,139	—	—	14,561	13,538
Prepayments, accrued income and other assets	109	51	11,134	7,028	62	4	12,146	6,961
Total related party assets at 31 Dec	6,714	4,377	55,202	39,754	8,042	4,980	63,748	48,480
Liabilities
Trading liabilities	96	83	2,795	2,795	83	79	1,239	1,196
Financial liabilities designated at fair value	589	589	608	12	594	571	242	8
Deposits by banks	—	—	5,352	4,141	—	—	6,230	2,073
Customer accounts	7,441	1,982	11,113	2,938	6,601	5,508	1,999	1,999
Derivatives	2,320	2,236	24,744	24,270	2,824	2,062	32,126	23,373
Subordinated liabilities	15,938	15,938	—	—	14,444	13,902	—	—
Repurchase agreements – non-trading	—	—	8,187	3,181	—	—	9,983	8,187
Provisions, accruals, deferred income and other liabilities	4,153	2,382	11,174	4,115	4,966	3,090	8,915	8,913
Total related party liabilities at 31 Dec	30,537	23,210	63,973	41,452	29,512	25,212	60,734	45,749
Guarantees and commitments	—	—	5,046	4,317	—	—	6,218	4,335
HSBC Bank plc routinely enters into related party transactions with other entities in the HSBC Group. These include transactions to facilitate third-party transactions with customers, transactions for internal risk management, and other transactions relevant to HSBC Group processes. These transactions and the above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
The HSBC Bank (UK) Pension Scheme (the ‘Scheme’) entered into swap transactions with the bank to manage the inflation and interest rate sensitivity of the liabilities. At 31 December 2024, the gross notional value of the swaps was £5,109m (2023: £5,574m), the swaps had a positive fair value of £336m to the bank (2023: positive fair value of £429m) and the bank had delivered collateral of £322m (2023: £439m) to the Scheme in respect of these swaps. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.